EXHIBIT 99.1

John Deere Owner Trust 2012

Statement to Noteholders

$304,000,000  Class A-1  0.37859%  Asset Backed Notes due March 15, 2013

$255,000,000  Class A-2  0.59000%  Asset Backed Notes due June 16, 2014

$343,000,000  Class A-3  0.75000%  Asset Backed Notes due March 15, 2016

$96,762,000  Class A-4  0.99000%  Asset Backed Notes due June 15, 2018

$33,551,144 Asset Backed Certificates

Payment Date:				17-Sep-12

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$92,774,115.12
		(ii)	A-1 Note Pool Factor:	0.3051780

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$255,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$343,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$27,661,156.23
		per $1,000 original principal amount:		$90.99

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$27,661,156.23

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$32,196.41
			per $1,000 original principal amount:	$0.11

		(ii)	Class A-2 Notes:	$125,375.00
			per $1,000 original principal amount:	$0.49

		(iii)	Class A-3 Notes:	$214,375.00
			per $1,000 original principal amount:	$0.63

		(iv)	Class A-4 Notes:	$79,828.65
			per $1,000 original principal amount:	$0.83

		(v)	Total:	$451,775.06

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$824,118,823.36
		(ii)	at end of related Collection Period:	$795,532,569.07

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$821,087,259.27
		(ii)	at end of related Collection Period:	$793,426,103.04

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$883,698,945.31
		(ii)	at end of related Collection Period:	$852,373,480.46

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$65,112,958.89
		(ii)	A-1 Note Pool Factor:	0.2141874

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$255,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$343,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$96,762,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$33,551,144.15
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$686,765.69
	per $1,000 original principal amount:			$0.66
	(a)	Amount of Servicing Fee earned:		$686,765.69
	(b)	Amount of Servicing Fee paid:		$686,765.69
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$12,903,915.00
	(ii)	Specified Reserve Account Balance:		$12,903,915.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$4,144,953.83
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.52%

(10)	(i)	Aggregate amount of net losses for the collection period:		$4,480.03
	(ii)	Cumulative amount of net losses:		$137,986.72
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.01%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$722,446.40
		(ii)	% of Pool Balance:	0.09%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%